                      Supplement Dated August 28, 2000 to
                        Prospectus Dated May 1, 2000 for
                    Pacific One, a variable annuity contract

                    issued by Pacific Life Insurance Company

                          -----------------------------------------------------
Termination of the         The assets of Pacific Select Fund Bond and Income
Bond and                   Portfolio, the underlying Portfolio for the Bond
Income Investment          and Income Subaccount, are scheduled to be
Option                     transferred to the Pacific Select Fund Managed Bond
                           Portfolio in exchange for shares of the Managed
Other terms of your        Bond Portfolio (the "reorganization") on September
policy will not change     22, 2000, at or about 4:00 p.m. Eastern time (the
as a result of the         "reorganization date"). At the same time that this
transaction described      reorganization occurs, the corresponding Subaccount
in this supplement.        Units and Subaccount Annuity Units of the Bond and
                           Income Subaccount will automatically be transferred to the Managed Bond Subaccount in exchange for corresponding units of that Investment Option. The
                           Bond and Income Subaccount will cease to exist.

                           You need not take any action regarding the reorganization. The transfer of your Units will occur automatically on the reorganization date.

                           If you do not wish to participate in the Managed Bond Investment Option, you can transfer among the Investment Options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the Prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                           Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Subaccount, the instruction will be deemed an instruction for the Managed Bond Subaccount. Instructions include, but are not limited to instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
Transaction
                           . the New York Stock Exchange or another primary
If the reorganization        trading market for Portfolio securities of the
date of the Bond and         Bond and Income Portfolio and/or the Managed Bond
Income Portfolio is          Portfolio is closed to trading or otherwise
postponed, the               restricted, or
corresponding transfer
from the Bond and          . trading or the reporting of trading on the New
Income Variable              York Stock Exchange or other primary trading
Account to the Managed       market is disrupted and the Fund's board of
Bond Variable Account        trustees believes the value of the net assets in
will also be                 either Portfolio cannot be accurately appraised.
postponed.
                           If either of these events occur, the transaction described above will be postponed until the first business day after trading is fully resumed and reporting has been restored.

                       This supplement changes page 7 of the Prospectus with the following:

                       --------------------------------------------------------
                       Other Expenses
An Overview of         The table also shows the Fund expenses for each
Pacific One: Fees      Portfolio based on expenses in 1999, adjusted to
and Expenses Paid      reflect recently reduced custody fees. To help limit
by the Pacific         Fund expenses, effective July 1, 2000 we have
Select Fund: Other     contractually agreed to waive all or part of our
Expenses is            investment advisory fees or otherwise reimburse each
replaced               Portfolio for operating expenses (including
                       organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets.
                       Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In
                       1999, Pacific Life reimbursed the Small-Cap Index
                       Portfolio $96,949.

                    --------------------------------------------------------------------------------
                                                                             Less
                                                 Advisory Other    Total     adviser's     Total net
                    Portfolio                    fee      expenses expenses+ reimbursement expenses
                    --------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                    Aggressive Equity              0.80     0.04     0.84         --         0.84
                    Emerging Markets/1/            1.10     0.19     1.29         --         1.29
                    Diversified Research/2/        0.90     0.05     0.95         --         0.95
                    Small-Cap Equity               0.65     0.04     0.69         --         0.69
                    International Large-Cap/2/     1.05     0.10     1.15         --         1.15
                    Bond and Income                0.60     0.05     0.65         --         0.65
                    Equity                         0.65     0.03     0.68         --         0.68
                    I-Net Tollkeeper/2/            1.50     0.14     1.64        (0.04)      1.60
                    Multi-Strategy                 0.65     0.04     0.69         --         0.69
                    Equity Income                  0.65     0.04     0.69         --         0.69
                    Growth LT                      0.75     0.03     0.78         --         0.78
                    Mid-Cap Value                  0.85     0.07     0.92         --         0.92
                    Equity Index/3/                0.25     0.04     0.29         --         0.29
                    Small-Cap Index                0.50     0.30     0.80        (0.20)      0.60
                    REIT                           1.10     0.15     1.25        (0.05)      1.20
                    International Value            0.85     0.09     0.94         --         0.94
                    Government Securities          0.60     0.05     0.65         --         0.65
                    Managed Bond/1/                0.60     0.05     0.65         --         0.65
                    Money Market/1/                0.35     0.04     0.39         --         0.39
                    High Yield Bond/1/             0.60     0.05     0.65         --         0.65
                    Large-Cap Value                0.85     0.08     0.93         --         0.93
                    --------------------------------------------------------------------------------

                       /1/ Total adjusted net expenses for these Portfolios in
                           1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 1999 because the Portfolios started after December 31, 1999.

                       /3/ Total adjusted net expenses for the Equity Index
                           Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the Portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this Portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.

                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------

                       The following is added to Examples on page 8 of the
                       Prospectus:

Examples is amended    The following table shows the expenses you would pay on
                       each $1,000 you invested if, at the end of each period, you: annuitized your Contract, surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                      . the Contract Value starts at $80,000

                      . the Investment Options have an annual return of 5%

                      . the Annual Fee is deducted even when the Contract
                        Value goes over $100,000 and a waiver would normally apply.

                       without rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider.

                       with rider reflects expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider. These expenses depend on the age of the youngest Annuitant on the Contract Date.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                       -------------------------------------------------------
                                                         Expenses ($)
                       -------------------------------------------------------
                       Variable Account          1 yr    3 yr    5 yr    10 yr
                       -------------------------------------------------------
                       Aggressive Equity
                       without rider             23       71     122     261
                       with rider: age 0-65      24       74     127     272
                       with rider: age 66-75     26       81     137     292
                       -------------------------------------------------------
                       Emerging Markets
                       without rider             28       85     144     305
                       with rider: age 0-65      29       88     149     315
                       with rider: age 66-75     31       94     159     334
                       -------------------------------------------------------
                       Diversified Research
                       without rider             24       75     128     273
                       with rider: age 0-65      25       78     133     283
                       with rider: age 66-75     27       84     143     302
                       -------------------------------------------------------
                       Small-Cap Equity
                       without rider             21       64     110     237
                       with rider: age 0-65      22       67     115     247
                       with rider: age 66-75     24       73     125     268
                       -------------------------------------------------------
                       International Large-Cap
                       without rider             26       81     138     292
                       with rider: age 0-65      27       84     143     302
                       with rider: age 66-75     29       90     153     322
                       -------------------------------------------------------
                       Bond and Income
                       without rider             22       67     115     247
                       with rider: age 0-65      23       70     120     257
                       with rider: age 66-75     25       76     130     278
                       -------------------------------------------------------
                       Equity
                       without rider             22       67     114     245
                       with rider: age 0-65      23       70     119     255
                       with rider: age 66-75     25       76     129     276
                       -------------------------------------------------------
                       I-Net Tollkeeper
                       without rider             31       94     160     335
                       with rider: age 0-65      32       97     165     345
                       with rider: age 66-75     34      103     175     363
                       -------------------------------------------------------

                   -------------------------------------------------------------
                                                         Expenses ($)
                   -------------------------------------------------------------
                   Variable Account             1 yr    3 yr     5 yr    10 yr
                   ------------------------------------------------------------
                   Multi-Strategy
                   without rider                22       67      115     246
                   with rider: age 0-65         23       70      120     256
                   with rider: age 66-75        25       76      130     277
                   ------------------------------------------------------------
                   Equity Income
                   without rider                22       67      115     246
                   with rider: age 0-65         23       70      120     256
                   with rider: age 66-75        25       76      130     277
                   ------------------------------------------------------------
                   Growth LT
                   without rider                23       70      119     255
                   with rider: age 0-65         24       73      124     266
                   with rider: age 66-75        26       79      134     286
                   ------------------------------------------------------------
                   Mid-Cap Value
                   without rider                24       74      126     270
                   with rider: age 0-65         25       77      131     280
                   with rider: age 66-75        27       83      141     300
                   ------------------------------------------------------------
                   Equity Index
                   without rider                18       54       94     203
                   with rider: age 0-65         19       57       99     214
                   with rider: age 66-75        21       64      109     235
                   ------------------------------------------------------------
                   Small-Cap Index
                   without rider                22       67      115     246
                   with rider: age 0-65         23       70      120     256
                   with rider: age 66-75        25       76      130     277
                   ------------------------------------------------------------
                   REIT
                   without rider                27       82      140     297
                   with rider: age 0-65         28       85      145     307
                   with rider: age 66-75        30       91      155     326
                   ------------------------------------------------------------
                   International Value
                   without rider                24       74      127     272
                   with rider: age 0-65         25       77      132     282
                   with rider: age 66-75        27       84      142     302
                   ------------------------------------------------------------
                   Government Securities
                   without rider                21       66      113     242
                   with rider: age 0-65         22       69      118     252
                   with rider: age 66-75        24       75      128     273
                   ------------------------------------------------------------
                   Managed Bond
                   without rider                21       65      112     241
                   with rider: age 0-65         22       68      117     251
                   with rider: age 66-75        24       75      127     272
                   ------------------------------------------------------------
                   Money Market
                   without rider                19       57       99     214
                   with rider: age 0-65         20       61      104     224
                   with rider: age 66-75        22       67      114     245
                   ------------------------------------------------------------
                   High Yield Bond
                   without rider                21       65      112     241
                   with rider: age 0-65         22       68      117     251
                   with rider: age 66-75        24       75      127     272
                   ------------------------------------------------------------
                   Large-Cap Value
                   without rider                24       74      127     271
                   with rider: age 0-65         25       77      132     281
                   with rider: age 66-75        27       83      142     301
                   ------------------------------------------------------------

4